FAIR VALUE MEASUREMENT - Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 6,262,047	€ 5,446,372
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	45,799	17,097
Liabilities	2,140	14,791
Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	2,140	14,791
Recurring fair value measurement | Investments and other financial assets - Liberty Media
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7,163	7,674
Recurring fair value measurement | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	38,636	9,423
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7,163	7,674
Liabilities	0	0
Recurring fair value measurement | Level 1 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Investments and other financial assets - Liberty Media
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7,163	7,674
Recurring fair value measurement | Level 1 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	38,636	9,423
Liabilities	2,140	14,791
Recurring fair value measurement | Level 2 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	2,140	14,791
Recurring fair value measurement | Level 2 | Investments and other financial assets - Liberty Media
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	38,636	9,423
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Recurring fair value measurement | Level 3 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Investments and other financial assets - Liberty Media
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 0	€ 0